GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated amortization
Amortization	$ (8,879)	$ (18,739)
Impairment
Impairment	(8,471)	(19,941)
Intangible assets, Net
Balance at beginning of period	16,890
Additions	66,654	55,570
Amortization	(8,879)	(18,739)
Impairment	(8,471)	(19,941)
OCI	(122)
Balance at end of period	66,072	16,890
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	38,515
Additions	20,761	38,515
OCI	(46)
Disposals	(28,515)
Balance at end of period	30,715	38,515
Accumulated amortization
Balance at beginning of period	(15,698)
Amortization	(4,374)	(15,698)
OCI	2
Disposals	11,107
Balance at end of period	(8,963)	(15,698)
Impairment
Balance at beginning of period	(14,347)
Impairment	(4,017)	(14,347)
Disposals	17,408
Balance at end of period	(956)	(14,347)
Intangible assets, Net
Balance at beginning of period	8,470
Additions	20,761	38,515
Amortization	(4,374)	(15,698)
Impairment	(4,017)	(14,347)
OCI	(44)
Balance at end of period	20,796	8,470
In-process R&D [Member]
Intangible assets, Gross
Balance at beginning of period	2,000
Additions		2,000
Disposals	(2,000)
Balance at end of period		2,000
Impairment
Balance at beginning of period	(2,000)
Impairment		(2,000)
Disposals	2,000
Balance at end of period		(2,000)
Intangible assets, Net
Additions		2,000
Impairment		(2,000)
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	15,055
Additions	45,893	15,055
OCI	(80)
Disposals	(6,474)
Balance at end of period	54,394	15,055
Accumulated amortization
Balance at beginning of period	(3,041)
Amortization	(4,505)	(3,041)
OCI	2
Disposals	1,774
Balance at end of period	(5,770)	(3,041)
Impairment
Balance at beginning of period	(3,594)
Impairment	(4,454)	(3,594)
Disposals	4,700
Balance at end of period	(3,348)	(3,594)
Intangible assets, Net
Balance at beginning of period	8,420
Additions	45,893	15,055
Amortization	(4,505)	(3,041)
Impairment	(4,454)	(3,594)
OCI	(78)
Balance at end of period	$ 45,276	$ 8,420